Net exchange-rate differences - Summary of Net exchange-rate differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Exchange Rate Differences [Abstract]
Other operating (expenses) and income, net	$ (3,776)	$ 662	$ (1,792)
Finance income and expenses, net	13,112	12,661	396
Exchange-rate differences—net	$ 9,336	$ 13,323	$ (1,396)